Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Maximum Amounts Payable Under Various Commitments
The maximum amounts payable related to our various commitments are as follows:

(Canadian $ in millions)	2023	2022
Financial Guarantees
Standby letters of credit	29,656	26,019
Credit default swaps (1)	10,010	11,099

Other Credit Instruments
Backstop liquidity facilities	18,805	17,330
Documentary and commercial letters of credit	1,763	1,351
Commitments to extend credit (2)	218,094	200,814
Other commitments (3)	9,947	7,075
Total	288,275	263,688

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $3 million as at October 31, 2023 ($(38) million as at October 31, 2022).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
(3)	Other commitments include $5,611 million as at October 31, 2023 ($783 million as at October 31, 2022) of underwriting commitments that are extended but not yet accepted by the borrower.

Summary of Pledged Assets and Collateral
The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2023	2022
Bank Assets
Cash and due from banks	125	87
Securities (1)	114,407	95,194
Loans	94,442	71,795
Other assets	10,596	13,991
	219,570	181,067
Third-party Assets (2)
Collateral received and available for sale or re-pledging	191,148	177,300
Less: Collateral not sold or re-pledged	(46,324)	(42,237)
	144,824	135,063
	364,394	316,130

(Canadian $ in millions)	2023	2022
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	18,096	19,082
Foreign governments and central banks	89	87
Obligations related to securities sold short	43,781	40,979
Obligations related to securities sold under repurchase agreements	92,549	90,490
Securities borrowing and lending (3)	87,136	69,525
Derivatives transactions	14,983	16,341
Securitization	27,058	27,499
Covered bonds	29,802	33,175
Other (4)	50,900	18,952
Total pledged assets and collateral	364,394	316,130

(1)	Includes NHA MBS of $4,481 million, which are included in loans in our Consolidated Balance Sheet ($5,277 million as at October 31, 2022).
(2)	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
(3)	Includes off-balance sheet securities borrowing and lending.
(4)	Includes $41,510 million of assets that have been pledged supporting FHLB activity ($14,013 million as at October 31, 2022).

Summary of Changes In Provision Balance
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2023			2022
	Restructuring and severance	Legal	Total	Total
Balance at beginning of year	109	1,168	1,277	248
Additional provisions/increase in provisions	388	188	576	1,201
Provisions utilized	(142)	(116)	(258)	(155)
Amounts reversed	(27)	(11)	(38)	(20)
Foreign exchange and other	7	14	21	3
Balance at end of year	335	1,243	1,578	1,277